Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2016
Prepayments and Other Current Assets [Abstract]
Prepayments and Other Current Assets

5.  Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets (in thousands):

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Prepaid rental and deposits	3,666	5,176	745
Prepayments to suppliers and other business related expenses	47,465	51,767	7,456
Receivables related to exercise of employee options	5,002	5,126	738
Others	2,441	2,000	289
Total	58,574	64,069	9,228

Prepayments to suppliers and other business related expenses mainly consist of business related staff advances, and the Group’s prepaid content licenses fee to third-party content suppliers for the rights to access and present on the Group’s website the content produced by these suppliers during a certain period. These content licenses generally have a license period of one to three years, and are amortized over the license period on a straight-line basis. The portion of the prepaid content license costs that relates to the license period for more than 12 months from the balance sheet date is classified as other non-current assets.